Note 8 - Share Capital - Stock Option Transactions (Details)	3 Months Ended
	Jan. 31, 2022 $ / shares	Jan. 31, 2021 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	40,000	42,017
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 7.00	$ 10.73
Granted	913,730	0
Granted, weighted average exercise price (in CAD per share)	$ 15.90	$ 0
Exercised	0	0
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 0
Forfeired/cancelled	0	0
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 0	$ 0
Expired	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0
Outstanding, end of period	953,730	42,017
Outstanding, end of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 10.73